ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2023	Feb. 28, 2023	Feb. 28, 2022	Jul. 18, 2016
Product Information [Line Items]
Loans payable	$ 32,473,345		$ 32,473,345	$ 31,254,345	$ 26,233,598	$ 3,500
Allowance for Doubtful Accounts Receivable	61,000		61,000	39,000	33,890
Inventory valuation reserves	$ 195,000		$ 195,000	$ 195,000	65,000
Depreciation life	48 months		48 months	48 months
Description of deferred tax assets and liabilities			The Company’s gross deferred tax assets were revalued based on the reduction in the federal statutory tax rate from 35% to 21%	The Company’s gross deferred tax assets were revalued based on the reduction in the federal statutory tax rate from 35% to 21%.
Deferred development costs				$ 0	$ 0
Minimum [Member]
Product Information [Line Items]
Fixed assets, useful life	3 years		3 years	3 years
Maximum [Member]
Product Information [Line Items]
Fixed assets, useful life	5 years		5 years	5 years
Two Customer [Member]
Product Information [Line Items]
Percentage of revenue		41.00%		45.00%	43.00%
Four Customer [Member]
Product Information [Line Items]
Percentage of revenue	58.00%		58.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Three Customer [Member]
Product Information [Line Items]
Percentage of accounts receivable	61.00%				63.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Two Customer [Member]
Product Information [Line Items]
Percentage of accounts receivable		62.00%		48.00%
Controller [Member]
Product Information [Line Items]
Loans additions			$ 28,190,506	$ 26,540,506	$ 21,709,459
Loans percentage	87.00%		87.00%	85.00%	83.00%